Huntington Asset Services, Inc.

2960 N. Meridian St., Suite 300

Indianapolis, IN 46208

August 15, 2013

EDGAR CORRESPONDENCE

Securities & Exchange Commission

Division of Investment Management

450 5th Street, NW

Washington, DC 20549

Re: Valued Advisers Trust (“Registrant”), SEC File No. 333-151672

Ladies and Gentlemen:

On behalf of the Registrant, attached herewith for filing pursuant to paragraph (e) of Rule 497 under the Securities Act of 1933, as amended (the “1933 Act”), please find exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement, dated July 31, 2013, to the Prospectus for the SMI Dynamic Allocation Fund. This filing incorporates by reference the Registrant’s Rule 497 filing of July 31, 2013 (Accession No. 0001193125-13-311742).

If you have any questions or would like further information, please contact me at (317) 917-7029.

Sincerely,

/s/ Carol J. Highsmith

Carol J. Highsmith

Vice President